Loans and borrowings (Details) ₨ in Millions, $ in Millions	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Disclosure of Short Term Borrowings [Line Items]
Current borrowings	₨ 16,441	$ 218	₨ 12,125
Pre-shipment credit [Member]
Disclosure of Short Term Borrowings [Line Items]
Current borrowings	10,432		5,463
Other working capital borrowings [Member]
Disclosure of Short Term Borrowings [Line Items]
Current borrowings	₨ 6,009		₨ 6,662